33. Income tax and social contribution expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax and social contribution
Income tax for the year	R$ (203,932)	R$ (309,695)	R$ (358,188)
Social contribution for the year	(77,148)	(110,997)	(132,754)
Tax incentive - SUDENE/SUDAM (*)	112,493	118,250	93,123
Current income tax	(168,587)	(302,442)	(397,819)
Deferred income tax and social contribution
Deferred income tax	(23,976)	29,482	(378,168)
Deferred social contribution	(8,631)	9,947	(136,140)
Deferred income tax	(32,607)	39,429	(514,308)
Provision for income tax and social contribution	185	124	(3,464)
Income and social contribution taxes	R$ (201,009)	R$ (262,889)	R$ (915,591)